13FCONP

2/27/04

Csfb13f.txt

Form 13F

03044246

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment (   ); Amendment Number: _____
This Amendment (Check only one.): (   ) is a restatement
(   ) adds new holdings entries
Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is au thorized
to submit it, that all information contained herein is true, correct a nd
complete, and that it is understood that all required items, statement s,
schdeules, lists, and tables, are considered integral parts of this fo rm.

PROCESSED
AUG 02 2004
THOMSON FINANCIAL

Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene Rosati
Title: Director
Phone: 212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati	New York, New York	November 14, 2003
(Signature)	(City, State)	(Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporti ng
manager are reported in this report.)

(   ) 13F NOTICE. (Check here if no holdings reported are in this report,
and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for
this reporting manager are reported in this report and a portion are reported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
	Form 13F File Number	Name
2.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**
	Form 13F File Number	Name
3.	28-	
	Form 13F File Number	Name
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 4
Form 13F Information Table Value Total: $205,830 (thousands)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of
all institutional investment managers with respect to which this

Provided a numbered list of the name(s) and Form 13F file number(s) o
f
all institutional investment managers with respect to which this repo
rt is
filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	
	Form 13F File Number	Name
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
	Form 13F File Number	Name
3.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**
	Form 13F File Number	Name
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
2

CONFIDENTIAL PROPRIETARY POSITIONS **FORM 13F**

(SEC USE ONLY)

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON, INC.

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared- as defined in Instr.V	(c) Shared- other		(a) Sole	(b) Shared	(c) None
1	BIOGEN INC	COM	090597105	$ 16,628,000	436,194		X		3	X		
2	CONCORD EFS INC	COM	206197105	$ 116,345,000	8,511,000		X		3	X		
3	HANCOCK JOHN FINL SVCS INC	COM	41014S106	$ 16,478,000	487,500		X		3	X		
4	IGEN INC	COM	449536101	$ 56,379,000	980,000		X		3	X		
	COLUMN TOTALS AGGREGATE TOTALS		$	$ 205,830,000 205,830,000								

We (CSFB) request confidentiality up to and including ~~date~~ February 15, 2003